SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk, Percentage	13.00%	19.00%	25.00%